Investment in marketable securities (Details Narrative) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Financing Receivable, Past Due [Line Items]
Investment in marketable securities		$ 124,963
Equity Securities [Member]
Financing Receivable, Past Due [Line Items]
Investment in marketable securities		$ 124,963